Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Aug. 17, 2012
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 25, 2013

to the Prospectuses dated August 17, 2012, as supplemented

Changes to Investment Strategy Disclosure Effective On or Around March 15, 2014. The Board of Trustees of JPMorgan Trust I (the "Trust") has approved changes to the investment strategy disclosure for the JPMorgan Global Bond Opportunities Fund (the "Fund") with respect to the Fund's duration and investments in non-dollar denominated securities and below investment grade securities (also known as junk bonds or high yield securities). On or around March 15, 2014 (the "Effective Date"), these changes will become effective and new prospectuses dated on the Effective Date (the "New Prospectuses") will replace the existing prospectuses for the Fund (the "Existing Prospectuses"). Please note that the New Prospectuses reflecting the changes to the investment strategy disclosure are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date. Investors should refer to the New Prospectuses, once available, for a more complete discussion of the Fund's strategies and risks after the Effective Date.

Duration Strategy. Currently, the prospectuses provide that: "The Fund has broad flexibility to invest in a wide variety of debt securities and instruments and may invest in securities of any maturity or duration." On the Effective Date, the first sentence of the third paragraph under the "What are the Fund's main investment strategies?" section of the Existing Prospectuses will be deleted in its entirety and replaced by the following:

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as significant volatility in interest rates and spreads. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

Investments in Non-Dollar Denominated and Below-Investment Grade Securities. Currently, the prospectus does not specify the percentage that the Fund expects to invest in non-dollar denominated securities and indicates that the Fund may invest without limit in below-investment grade securities. On the Effective Date, the following disclosure in the second paragraph under the "What are the Fund's main investment strategies?" section of the Existing Prospectuses will be deleted in its entirety

In addition, the Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody's Investor Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality.

and replaced by the following:

Currently, the Fund anticipates that it will invest no more than 50% of its total assets in non-dollar denominated securities but may invest more from time to time to take advantage of market conditions.

Although the Fund has the flexibility to invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities), or the unrated equivalent, the Fund generally invests at least 25% of the Fund's total assets that, at the time of purchase are rated investment grade or the unrated equivalent. The Fund has flexibility to decrease the percentage of assets invested in investment grade securities at any time to take advantage of higher risk opportunities when market conditions are improving.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Global Bond Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 25, 2013

to the Prospectuses dated August 17, 2012, as supplemented

Changes to Investment Strategy Disclosure Effective On or Around March 15, 2014. The Board of Trustees of JPMorgan Trust I (the "Trust") has approved changes to the investment strategy disclosure for the JPMorgan Global Bond Opportunities Fund (the "Fund") with respect to the Fund's duration and investments in non-dollar denominated securities and below investment grade securities (also known as junk bonds or high yield securities). On or around March 15, 2014 (the "Effective Date"), these changes will become effective and new prospectuses dated on the Effective Date (the "New Prospectuses") will replace the existing prospectuses for the Fund (the "Existing Prospectuses"). Please note that the New Prospectuses reflecting the changes to the investment strategy disclosure are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date. Investors should refer to the New Prospectuses, once available, for a more complete discussion of the Fund's strategies and risks after the Effective Date.

Duration Strategy. Currently, the prospectuses provide that: "The Fund has broad flexibility to invest in a wide variety of debt securities and instruments and may invest in securities of any maturity or duration." On the Effective Date, the first sentence of the third paragraph under the "What are the Fund's main investment strategies?" section of the Existing Prospectuses will be deleted in its entirety and replaced by the following:

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as significant volatility in interest rates and spreads. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

Investments in Non-Dollar Denominated and Below-Investment Grade Securities. Currently, the prospectus does not specify the percentage that the Fund expects to invest in non-dollar denominated securities and indicates that the Fund may invest without limit in below-investment grade securities. On the Effective Date, the following disclosure in the second paragraph under the "What are the Fund's main investment strategies?" section of the Existing Prospectuses will be deleted in its entirety

In addition, the Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody's Investor Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality.

and replaced by the following:

Currently, the Fund anticipates that it will invest no more than 50% of its total assets in non-dollar denominated securities but may invest more from time to time to take advantage of market conditions.

Although the Fund has the flexibility to invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities), or the unrated equivalent, the Fund generally invests at least 25% of the Fund's total assets that, at the time of purchase are rated investment grade or the unrated equivalent. The Fund has flexibility to decrease the percentage of assets invested in investment grade securities at any time to take advantage of higher risk opportunities when market conditions are improving.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

R6 Shares | JPMorgan Global Bond Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 25, 2013

to the Prospectuses dated August 17, 2012, as supplemented

Changes to Investment Strategy Disclosure Effective On or Around March 15, 2014. The Board of Trustees of JPMorgan Trust I (the "Trust") has approved changes to the investment strategy disclosure for the JPMorgan Global Bond Opportunities Fund (the "Fund") with respect to the Fund's duration and investments in non-dollar denominated securities and below investment grade securities (also known as junk bonds or high yield securities). On or around March 15, 2014 (the "Effective Date"), these changes will become effective and new prospectuses dated on the Effective Date (the "New Prospectuses") will replace the existing prospectuses for the Fund (the "Existing Prospectuses"). Please note that the New Prospectuses reflecting the changes to the investment strategy disclosure are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date. Investors should refer to the New Prospectuses, once available, for a more complete discussion of the Fund's strategies and risks after the Effective Date.

Duration Strategy. Currently, the prospectuses provide that: "The Fund has broad flexibility to invest in a wide variety of debt securities and instruments and may invest in securities of any maturity or duration." On the Effective Date, the first sentence of the third paragraph under the "What are the Fund's main investment strategies?" section of the Existing Prospectuses will be deleted in its entirety and replaced by the following:

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as significant volatility in interest rates and spreads. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security's or portfolio's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

Investments in Non-Dollar Denominated and Below-Investment Grade Securities. Currently, the prospectus does not specify the percentage that the Fund expects to invest in non-dollar denominated securities and indicates that the Fund may invest without limit in below-investment grade securities. On the Effective Date, the following disclosure in the second paragraph under the "What are the Fund's main investment strategies?" section of the Existing Prospectuses will be deleted in its entirety

In addition, the Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody's Investor Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality.

and replaced by the following:

Currently, the Fund anticipates that it will invest no more than 50% of its total assets in non-dollar denominated securities but may invest more from time to time to take advantage of market conditions.

Although the Fund has the flexibility to invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities), or the unrated equivalent, the Fund generally invests at least 25% of the Fund's total assets that, at the time of purchase are rated investment grade or the unrated equivalent. The Fund has flexibility to decrease the percentage of assets invested in investment grade securities at any time to take advantage of higher risk opportunities when market conditions are improving.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE